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                            Select 10 International Series 95-1
                                              File No. 33-56389
                            Investment Company Act No. 811-5065


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 1
                          TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.        Exact name of Trust:

          DEAN WITTER SELECT EQUITY TRUST*
          SELECT 10 INTERNATIONAL SERIES 95-1

     B.        Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.        Name and complete address of agents for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005



___________________
*    Formerly the Sears Equity Investment Trust.




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          The Registrant has registered an indefinite number of
          Units of Beneficial Interest pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended.

          Check box if it is proposed that this filing should /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

          Pursuant to the requirements of Rule 24f-2(b)(3) promulgated under the Investment Company Act of 1940, as amended, the election to register an indefinite number of Units of SELECT 10 INTERNATIONAL SERIES 95-1 is hereby terminated effective January 30, 1996. This Post-Effective Amendment No. 1 is being filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, for the purpose of terminating the Rule 24f-2 election.









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                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Equity Trust, Select 10 International Series 95-1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 30th day of January, 1996.

                    DEAN WITTER SELECT EQUITY TRUST,
                    SELECT 10 INTERNATIONAL SERIES 95-1
                                 (Registrant)
                    By:  DEAN WITTER REYNOLDS INC.
                                 (Depositor)

                                Michael D. Browne
                                Michael D. Browne
                                Authorized Signatory









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          Pursuant to the requirements of the Securities Act of
1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of Dean Witter Reynolds
Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 30th day of January, 1996.

DEAN WITTER REYNOLDS INC.

Name                     Office

Philip J. Purcell        Chairman and Chief )
                         Executive Officer  )
                         and Director*


Richard M. DeMartini     Director*
Robert J. Dwyer          Director*
Christine A. Edwards     Director*
James F. Higgins         Director*
Stephen R. Miller        Director*
Richard F. Powers        Director*
Philip J. Purcell        Director*

                                            By: Michael D. Browne
                                                Michael D. Browne
                                                Attorney-in-fact*



___________________
* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No.
     33-56389.




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